Share based payment reserve (Details 4)	6 Months Ended
Feb. 28, 2023 shares
Share-based Payments Reserve
Beginning balance	1,855,276
Restricted share units, granted	160,000
Restricted share units, vested	(600,000)
Restricted share units, forfeited	(160,000)
Ending balance	1,255,276